Discontinued Operations - Summary of Assets and Liabilities Classified as Held for Sale (Parenthetical) (Detail) - Refinitiv [member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of assets and liabilities held for sale [line items]
Percentage of voting equity interests acquired	45.00%
Re-measurement loss	$ 3,682
Discontinued operations [member]
Disclosure of assets and liabilities held for sale [line items]
Percentage of voting equity interests acquired	45.00%